EATON VANCE MUNICIPALS TRUST
                                24 Federal Street
                                Boston, MA 02110

                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File no. 33-572) certifies (a) that the forms of prospectuses and statements of additional information dated February 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 64 ("Amendment No. 64") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 64 was filed electronically with the Commission (Accession No. 0000950156-97-000099) on January 24, 1997.

                  EV Traditional California Municipals Fund
                  EV Marathon California Municipals Fund
                  EV Traditional Florida Municipals Fund
                  EV Marathon Florida Municipals Fund
                  EV Traditional Massachusetts Municipals Fund
                  EV Marathon Massachusetts Municipals Fund
                  EV Traditional Mississippi Municipals Fund
                  EV Marathon Mississippi Municipals Fund
                  EV Traditional New York Municipals Fund
                  EV Marathon New York Municipals Fund
                  EV Traditional Ohio Municipals Fund
                  EV Marathon Ohio Municipals Fund
                  EV Traditional Rhode Island Municipals Fund
                  EV Marathon Rhode Island Municipals Fund
                  EV Traditional West Virginia Municipals Fund
                  EV Marathon West Virginia Municipals Fund
                  EV Classic National Municipals Fund
                  EV Marathon National Municipals Fund
                  EV Traditional National Municipals Fund
                  Massachusetts Municipal Bond Portfolio

                                                    EATON VANCE MUNICIPALS TRUST


                                                    By: /s/ Eric G. Woodbury
                                                        ------------------------
                                                            Eric G. Woodbury
                                                            Assistant Secretary

Date:    February 3, 1997